Basis of Presentation and General Information (Tables)	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation and General Information - List of Subsidiaries (Table)

Subsidiary	Date of Incorporation	Name of Vessel Owned by Subsidiary	Deadweight (“DWT”)	Date acquired/delivered by the Company / estimated delivery date	Date acquired / delivered by CMTC or CGC Operating Corp. (“CGC”)
Capital Product Operating LLC	01/16/2007	—	—	—	—
CPLP Shipping Holdings PLC (“CPLP PLC”)	08/14/2021	—	—	—	—
CPLP Gas Operating Corp.	08/24/2021	—	—	—	—
Patroklos Marine Corp.	06/17/2008	M/V Cape Agamemnon (3)	179,221	06/09/2011	01/25/2011
Anax Container Carrier S.A.	04/08/2011	M/V Hyundai Prestige(2)	63,010	09/11/2013	02/19/2013
Hercules Container Carrier S.A.	04/08/2011	M/V Hyundai Premium(2)	63,010	03/20/2013	03/11/2013
Iason Container Carrier S.A.	04/08/2011	M/V Hyundai Paramount(2)	63,010	03/27/2013	03/27/2013
Thiseas Container Carrier S.A.	04/08/2011	M/V Hyundai Privilege(1)	63,010	09/11/2013	05/31/2013
Cronus Container Carrier S.A.	07/19/2011	M/V Hyundai Platinum(1)	63,010	09/11/2013	06/14/2013
Dias Container Carrier S.A.	05/16/2013	M/V Akadimos(2)	115,534	06/10/2015	06/10/2015
Deka Container Carrier S.A.	03/28/2017	M/V Athenian(2)	118,834	01/22/2020	04/28/2017
Jupiter Container Carrier S.A.	03/28/2017	M/V Athos(2)	118,888	01/23/2020	05/19/2017
Nikitis Container Carrier S.A.	03/28/2017	M/V Aristomenis(2)	118,712	01/23/2020	06/27/2017
Neos Container Carriers Corp.	09/04/2020	M/V Long Beach Express(2)	68,618	02/25/2021	01/07/2021
Maistros Container Carriers Corp.	09/04/2020	M/V Seattle Express(2)	68,411	02/25/2021	01/07/2021
Filos Container Carriers Corp.	09/04/2020	M/V Fos Express(2)	68,579	02/25/2021	01/07/2021
Panormos Container Carrier S.A.	12/17/2020	M/V Manzanillo Express(1)	142,411	10/12/2022	10/12/2022
Ektoras Container Carrier S.A.	12/17/2020	M/V Itajai Express	142,411	01/10/2023	01/10/2023
Monos Container Carrier S.A.	02/05/2021	M/V Buenaventura Express(4)	142,411	06/20/2023	06/20/2023
Assos Gas Carrier Corp.	07/16/2018	LNG/C Aristos I	81,978	09/03/2021	11/12/2020
Dias Gas Carrier Corp.	07/16/2018	LNG/C Aristarchos	81,956	09/03/2021	06/15/2021
Atrotos Gas Carrier Corp.	07/16/2018	LNG/C Aristidis I	81,898	12/16/2021	01/04/2021
Poseidon Gas Carrier Corp.	07/16/2018	LNG/C Attalos	81,850	11/18/2021	08/13/2021
Maximus Gas Carrier Corp.	04/10/2019	LNG/C Asklipios	81,882	11/18/2021	09/29/2021
Kronos Gas Carrier Corp.	02/04/2019	LNG/C Adamastos	82,095	11/29/2021	08/23/2021
Hermes Gas Carrier Corp.	07/05/2019	LNG/C Asterix I	81,932	02/17/2023	02/17/2023
Omega Gas Carriers Corp.	06/18/2021	LNG/C Amore Mio I	82,076	12/21/2023	10/31/2023
Beta Gas Carriers Corp.	06/18/2021	LNG/C Axios II	82,271	01/02/2024	01/02/2024
Romanos Gas Carrier Corp.	11/01/2021	LNG/C Assos	82,306	05/31/2024	05/31/2024
Leon Gas Carrier Corp.	11/01/2021	LNG/C Apostolos	82,068	06/05/2024	06/05/2024
Taurus Gas Carrier Corp.	11/01/2021	LNG/C Aktoras	82,194	06/28/2024	06/28/2024
Aqua Gas Carrier Corp.	01/17/2023	LNG/C Alcaios I (Hull - 8202) (5)	—	09/2026 (6)	—
Mare Gas Carrier Corp.	01/17/2023	LNG/C Antaios I (Hull - 8203) (5)	—	11/2026 (6)	—
Polis Gas Carrier Corp.	03/27/2023	LNG/C Athlos (Hull - 8206) (5)	—	02/2027 (6)	—
Elpis Gas Carrier Corp.	03/27/2023	LNG/C Archon (Hull - 8207) (5)	—	03/2027 (6)	—
Áison Gas Carriers Corp.	03/28/2024	MG/C Agenor (Hull - 8427) (5)	—	05/2027 (6)	—
Alvis Gas Carriers Corp.	03/28/2024	MG/C Aridaios (Hull - 8425) (5)	—	09/2026 (6)	—
Daidalos Carriers Corp.	06/21/2023	LCO2 - HMG/C Amadeus (Hull - 8399) (5)	—	04/2026 (6)	—
Iason Gas Carriers Corp.	03/07/2024	MG/C Anios (Hull - S1111) (5)	—	03/2027 (6)	—
Ifaistos Carriers Corp.	01/29/2024	LCO2 - HMG/C Alkimos (Hull - 8404) (5)	—	09/2026 (6)	—
Ikaros Carriers Corp.	06/21/2023	LCO2 - HMG/C Active (Hull - 8398) (5)	—	01/2026 (6)	—
Leandros Carriers Corp.	01/29/2024	LCO2 - HMG/C Athenian (Hull - 8405) (5)	—	11/2026 (6)	—
Menelaos Gas Carriers Corp.	03/07/2024	MG/C Andrianos (Hull - S1112) (5)	—	07/2027 (6)	—
Omiros Gas Carriers Corp.	03/28/2024	MG/C Aratos (Hull - 8426) (5)	—	02/2027 (6)	—
Venus Gas Carriers Corp.	03/28/2024	MG/C Aristogenis (Hull - 8424) (5)	—	06/2026 (6)	—
Egeus Gas Carrier Corp.	06/23/2025	LNG/C Amfialos (Hull No.8327) (5)	—	08/2028 (6)	—
Aigeas Gas Carrier Corp.	06/23/2025	LNG/C Amfilochos (Hull No.8328) (5)	—	01/2029 (6)	—
Dareios Gas Carrier Corp.	06/23/2025	LNG/C Amissos (Hull No.8329) (5)	—	02/2029 (6)	—

(1)	Vessels were disposed in 2025
(2)	Vessels were disposed in 2024
(3)	Vessel was disposed in 2023
(4)	Vessel agreed to be disposed in 2026
(5)	Vessels are under construction
(6)	Estimated delivery dates for newbuild vessels as of December 31, 2025